Insurance Liabilities - Account balances by guaranteed minimum interest rates (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 102,899	$ 102,937	$ 102,927	$ 102,380
Policyholder Account Balance, Percentage	100.00%	100.00%	100.00%	100.00%
At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 61,642	$ 66,064	$ 71,268	$ 69,554
Policyholder Account Balance, Percentage	60.00%	64.00%	69.00%	68.00%
1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 7,399	$ 5,522	$ 4,787	$ 6,616
Policyholder Account Balance, Percentage	7.00%	5.00%	5.00%	6.00%
More than 50 Basis Points Above Minimum Guarantee
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 33,858	$ 31,351	$ 26,872	$ 26,210
Policyholder Account Balance, Percentage	33.00%	30.00%	26.00%	26.00%
Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 57,225	$ 56,749	$ 56,062	$ 55,395
Individual Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 33,601	32,629	$ 31,119	30,058
Policyholder Account Balance, Guaranteed Minimum Credit Rating	1.00%		1.00%
Individual Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 6,181	6,427	$ 6,134	6,249
Individual Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2% | Minimum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	1.00%		1.00%
Individual Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2% | Maximum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	2.00%		2.00%
Individual Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 9,546	9,519	$ 10,202	10,371
Individual Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3% | Minimum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	2.00%		2.00%
Individual Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3% | Maximum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	3.00%		3.00%
Individual Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 7,405	7,676	$ 8,091	8,197
Individual Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4% | Minimum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	3.00%		3.00%
Individual Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4% | Maximum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	4.00%		4.00%
Individual Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 456	461	$ 478	482
Individual Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5% | Minimum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	4.00%		4.00%
Individual Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5% | Maximum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	5.00%		5.00%
Individual Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 36	37	$ 38	38
Policyholder Account Balance, Guaranteed Minimum Credit Rating	5.00%		5.00%
Individual Retirement | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 28,768	30,595	$ 33,620	33,766
Individual Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	7,776	8,766	10,456	10,212
Individual Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	3,994	4,208	4,428	4,540
Individual Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	9,155	9,502	10,184	10,353
Individual Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	7,359	7,630	8,045	8,150
Individual Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	452	456	473	477
Individual Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	32	33	34	34
Individual Retirement | 1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder Account Balance	2,627	2,225	1,919	1,980
Individual Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	2,562	2,161	1,851	1,911
Individual Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	24	24	28	28
Individual Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	1	0	0	0
Individual Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	40	40	40	41
Individual Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0	0	0
Individual Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0	0	0
Individual Retirement | More than 50 Basis Points Above Minimum Guarantee
Policyholder Account Balance [Line Items]
Policyholder Account Balance	25,830	23,929	20,523	19,649
Individual Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	23,263	21,702	18,812	17,935
Individual Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	2,163	2,195	1,678	1,681
Individual Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	390	17	18	18
Individual Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	6	6	6	6
Individual Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	4	5	5	5
Individual Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	4	4	4	4
Group Retirement
Policyholder Account Balance [Line Items]
Policyholder Account Balance	38,324	38,786	39,323	39,368
Group Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 10,825	10,647	$ 10,125	10,070
Policyholder Account Balance, Guaranteed Minimum Credit Rating	1.00%		1.00%
Group Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 6,266	6,505	$ 6,734	6,770
Group Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2% | Minimum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	1.00%		1.00%
Group Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2% | Maximum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	2.00%		2.00%
Group Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 13,601	13,971	$ 14,648	14,699
Group Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3% | Minimum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	2.00%		2.00%
Group Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3% | Maximum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	3.00%		3.00%
Group Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 658	666	$ 702	708
Group Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4% | Minimum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	3.00%		3.00%
Group Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4% | Maximum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	4.00%		4.00%
Group Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 6,821	6,843	$ 6,955	6,962
Group Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5% | Minimum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	4.00%		4.00%
Group Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5% | Maximum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	5.00%		5.00%
Group Retirement | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 153	154	$ 159	159
Policyholder Account Balance, Guaranteed Minimum Credit Rating	5.00%		5.00%
Group Retirement | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 28,261	30,870	$ 32,630	30,689
Group Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	2,063	3,611	3,850	2,134
Group Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	5,005	5,628	6,316	6,027
Group Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	13,561	13,968	14,648	14,699
Group Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	658	666	702	708
Group Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	6,821	6,843	6,955	6,962
Group Retirement | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	153	154	159	159
Group Retirement | 1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder Account Balance	3,661	2,157	2,095	3,898
Group Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	2,713	1,427	1,684	3,254
Group Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	908	727	411	644
Group Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	40	3	0	0
Group Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0	0	0
Group Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0	0	0
Group Retirement | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0	0	0
Group Retirement | More than 50 Basis Points Above Minimum Guarantee
Policyholder Account Balance [Line Items]
Policyholder Account Balance	6,402	5,759	4,598	4,781
Group Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	6,049	5,609	4,591	4,682
Group Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	353	150	7	99
Group Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0	0	0
Group Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0	0	0
Group Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0	0	0
Group Retirement | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0	0	0
Life Insurance
Policyholder Account Balance [Line Items]
Policyholder Account Balance	7,350	7,402	7,542	7,617
Life Insurance | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 0	0	$ 0	0
Policyholder Account Balance, Guaranteed Minimum Credit Rating	1.00%		1.00%
Life Insurance | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 480	482	$ 483	487
Life Insurance | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2% | Minimum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	1.00%		1.00%
Life Insurance | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2% | Maximum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	2.00%		2.00%
Life Insurance | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 1,969	1,979	$ 1,996	1,999
Life Insurance | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3% | Minimum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	2.00%		2.00%
Life Insurance | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3% | Maximum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	3.00%		3.00%
Life Insurance | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 1,733	1,744	$ 1,781	1,808
Life Insurance | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4% | Minimum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	3.00%		3.00%
Life Insurance | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4% | Maximum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	4.00%		4.00%
Life Insurance | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 2,946	2,974	$ 3,054	3,087
Life Insurance | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5% | Minimum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	4.00%		4.00%
Life Insurance | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5% | Maximum
Policyholder Account Balance [Line Items]
Policyholder Account Balance, Guaranteed Minimum Credit Rating	5.00%		5.00%
Life Insurance | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 222	223	$ 228	236
Policyholder Account Balance, Guaranteed Minimum Credit Rating	5.00%		5.00%
Life Insurance | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 4,613	4,599	$ 5,018	5,099
Life Insurance | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0	0	0
Life Insurance | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	1	104	103
Life Insurance | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	28	32	246	258
Life Insurance | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	1,417	1,369	1,388	1,417
Life Insurance | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	2,946	2,974	3,052	3,085
Life Insurance | At Guaranteed Minimum | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	222	223	228	236
Life Insurance | 1 Basis Point - 50 Basis Points Above
Policyholder Account Balance [Line Items]
Policyholder Account Balance	1,111	1,140	773	738
Life Insurance | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0	0	0
Life Insurance | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	131	129	24	25
Life Insurance | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	862	831	540	533
Life Insurance | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	118	180	207	178
Life Insurance | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0	2	2
Life Insurance | 1 Basis Point - 50 Basis Points Above | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0	0	0
Life Insurance | More than 50 Basis Points Above Minimum Guarantee
Policyholder Account Balance [Line Items]
Policyholder Account Balance	1,626	1,663	1,751	1,780
Life Insurance | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range Less Than 1%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0	0	0
Life Insurance | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 1% To 2%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	349	352	355	359
Life Insurance | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 2% To 3%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	1,079	1,116	1,210	1,208
Life Insurance | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 3% To 4%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	198	195	186	213
Life Insurance | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 4% To 5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	0	0	0	0
Life Insurance | More than 50 Basis Points Above Minimum Guarantee | Policyholder Account Balance, Guaranteed Minimum Crediting Rate, Range From 5% To 5.5%
Policyholder Account Balance [Line Items]
Policyholder Account Balance	$ 0	$ 0	$ 0	$ 0